Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2023
Accounting Polices [Abstract]
Basis for consolidation
a.Basis for consolidation
Companies that Inter & Co controls are classified as subsidiaries. The Company controls an entity when it is exposed to, or has rights to the variable returns arising from its involvement with the entity and has the ability to use its power over such entity to affect the amount of their returns.
The subsidiaries are consolidated in full as from the date the Company gains control of their activities until the date on which control ceases to exist. With regard to the significant restrictions on the Group’s ability to access or use the assets and settle the Group's liabilities, only the regulatory restrictions, linked to the compulsory reserves maintained in compliance with the requirement of the Central Bank of Brazil, which restrict the ability of subsidiaries of Inter to transfer cash to other entities within the economic group. There are no other legal or contractual restrictions and no guarantees or other requirements that may restrict that dividends and other capital distributions are paid or that loans and advances are made or paid to (or by) other entities within the economic group.
The following table shows the subsidiaries in each period:

Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	Share in the capital (%)
					09/30/2023	12/31/2022
Direct subsidiaries
Inter&Co Securities LLC	Holding Company	—	US$	USA	100.00%	100.00%
Inter&Co Participações Ltda.	Holding Company	1,500,000	BRL	Brazil	100.00%	100.00%
INTRGLOBALEU Serviços Administrativos, LDA	Holding Company	—	EUR	Portugal	100.00%	100.00%
Inter US Holding, Inc	Holding Company	50,000	US$	USA	100.00%	—
Inter Us Holding, LLC	Holding Company	100	US$	USA	—%	100.00%
Inter Holding Financeira S.A.	Holding	401,159,540	BRL	Brasil	100.00%	100.00%

Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	Share in the capital (%)
					09/30/2023	12/31/2022
Indirect subsidiaries
Banco Inter S.A.	Multiple Bank	1,297,308,713	BRL	Brazil	100.00%	100.00%
Inter Distribuidora de Títulos e Valores Mobiliários Ltda. (a)	Distributor of securities	25,000,000	BRL	Brazil	100.00%	98.30%
Inter Digital Corretora e Consultoria de Seguros Ltda.	Insurance broker	59,750	BRL	Brazil	60.00%	60.00%
Inter Marketplace Ltda.	Marketplace	5,000,000	BRL	Brazil	100.00%	100.00%
Inter Asset Holding S.A.	Asset management	7,000,000	BRL	Brazil	70.00%	70.00%
Inter Titulos Fundo de Investimento	Investment Fund	489,302	BRL	Brazil	98.30%	98.30%
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	Investment Fund	5,000,000	BRL	Brazil	86.46%	90.70%
TBI Fundo De Investimento Renda Fixa Credito Privado	Investment Fund	388,157,511	BRL	Brazil	100.00%	100.00%
TBI Fundo De Investimento Crédito Privado Investimento Exterior	Investment Fund	443,689,064	BRL	Brazil	100.00%	100.00%
IG 30 Fundo de Investimento Renda Fixa Crédito Privado (c)	Investment Fund	144,796,772	BRL	Brazil	100.00%	—%
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial (c)	Investment Fund	6,147	BRL	Brazil	86.80%	—%
IM Designs Desenvolvimento de Software Ltda.	Provision of services	50,000,000	BRL	Brazil	50.00%	50.00%
Acerto Cobrança e Informações Cadastrais S.A.	Provision of services	60,000,000,000	BRL	Brazil	60.00%	60.00%
Inter & Co Payments, Inc	Provision of services	16,000,000	US$	USA	100.00%	100.00%
Inter Asset Gestão de Recursos Ltda	Asset management	30,680	BRL	Brazil	70.00%	70.00%
Inter Café Ltda.	Provision of services	10,000	BRL	Brazil	100.00%	100.00%
Inter Boutiques Ltda.	Provision of services	10,000	BRL	Brazil	100.00%	100.00%
Inter Food Ltda.	Provision of services	7,000,000	BRL	Brazil	70.00%	70.00%
Inter Viagens e Entretenimento Ltda.	Provision of services	1,000	BRL	Brazil	100.00%	100.00%
Inter Conectividade Ltda. (b)	Provision of services	33,533,805	BRL	Brazil	100.00%	—
Inter US Management, LLC	Provision of services	100,000	US$	USA	100.00%	—
Inter US Finance, LLC	Provision of services	100,000	US$	USA	100.00%	—

(a)    On February 15, 2023, Banco Inter S.A. acquired remaining shares of its subsidiary "Inter Distribuidora de Títulos e Valores Mobiliários Ltda", acquiring the remaining 416,667 shares at nominal value of R$1.00 each, fully subscribed and paid up.
(b)    On April 1, 2023, the reorganization of entities under common control resulted in the spin off of the investment held by InterMarketplace LTDA into the newly formed entity, Conectividade Ltda.
(c)    In 2023, Inter&Co made an investment, acquiring a significant number of fund shares. As a result, the financial data related to these funds are now part of the consolidation basis of the company's financial statements.

Non-controlling interest
The Group recognizes the portion related to non-controlling interests in shareholders’ equity in the consolidated balance sheet. In transactions involving purchase of interests with non-controlling shareholders, the difference between the amount paid and the interest acquired is recorded in shareholders’ equity. Gains or losses on sales to non-controlling shareholders are also recorded in shareholders’ equity. The company owns 50% or more of the voting capital of all indirect subsidiaries.
Balances and transactions eliminated on consolidation
Intra-group balances and transactions, including any unrealized gains or losses arising from intra-group transactions, are eliminated in the consolidation process. Unrealized losses are eliminated only to the extent that there is no evidence of impairment.

Business combination	Business combination
Business combinations are recorded using the acquisition method when the set of acquired activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a set of activities and assets is a business, Inter assesses whether the acquired set of assets and activities includes at least one input and one substantive process that together contribute significantly to the ability to generate outputs.
Inter has the option to apply a "concentration test" that allows for a simplified assessment of whether a set of acquired activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The consideration transferred is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill arising on the transaction is tested annually for impairment. Gains on a bargain purchase are recognized immediately in the income statement. Transaction costs are recorded in the income statement as incurred, except for costs related to the issue of debt or equity instruments. The consideration transferred does not include amounts relating to the payment of pre-existing relationships. These amounts are generally recognized in the income statement.
Any contingent consideration payable is measured at its acquisition-date fair value. If the contingent consideration is classified as an equity instrument, then it is not remeasured and settlement is recorded within equity. The remaining contingent consideration is remeasured at fair value at each reporting date and subsequent changes in fair value are recorded in the income statement.
Inter US Finance, LLC and Inter US Management, LLC
On January 24, 2023, through the holding company "Inter US Holding, Inc.,", 100% of the share capital of Inter US Finance, LLC and Inter US Management, LLC were acquired.
Inter US Finance, LLC and Inter US Management, LLC are companies with operations in Florida, Georgia, and Colorado, providing real estate-focused credit. The company holds licenses in all three operating states and obtains funding from investors. The business specializes in originating and distributing mortgages, enabling the development of other loan portfolios in the US. With this acquisition, Inter & Co customers are expected to have access to a wider range of financial services.
i.    Consideration transferred
The following table summarizes the amounts of consideration transferred:

In thousands of Brazilian reais	Inter US Finance, LLC	Inter US Management, LLC
Cash	1,990	939
Share of Inter & Co	—	388
Total consideration transferred	1,990	1,327
Identifiable assets acquired, liabilities assumed and goodwill
The fair value of identifiable assets and liabilities of Inter US Finance, LLC and Inter US Management, LLC. at the acquisition date is as follows:

In thousands of Brazilian reais	Inter US Finance, LLC	Inter US Management, LLC
Assets	879	238
Cash and cash equivalents	860	3
Other assets	19	235
Liabilities	(807)	(25)
Borrowing and onlending	(807)	—
Other liabilities	—	(25)
Total net fair value identifiable assets	72	213
Total consideration transferred	1,990	1,327
Goodwill on acquisition (a)	1,918	1,114
(a)Inter contracted an independent valuation service to develop a study on the purchase price allocation (“PPA”) of the identifiable assets acquired, liabilities assumed and goodwill. However, as of the date of this condensed interim financial statements, the study is still in the preparation phase. The provisional amounts of goodwill resulting from the acquisition of Inter US Finance, LLC and Inter US Management, LLC are R$1,918 and R$1,114, respectively. These amounts represents the future economic benefits arising from the synergies generated by our expansion in US operations and by offering a broader range of financial services to our customers. We will continue to carefully evaluate the purchase price allocation and provide timely updates on any material changes to our financial statements.

ii.    Acquisition costs
Inter incurred acquisition-related costs of 362 on attorney’s fees and due diligence costs. These costs were recorded as “Administrative expenses” in the income statement.
iii.    Contribution to the Group’s results
In the nine month period ended September 30, 2023, Inter US Finance, LLC and Inter US Management, LLC, contributed with net revenue of R$3,894 and a loss of R$3,938 to the Group’s results. If the acquisitions had occurred on January 1, 2023, there would be no significant impact in the Group’s total net revenue and loss for the period since the acquisitions were completed at the beginning of the reporting period.